Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

On July 7, 2026 the Board appointed Rafia Abdulla Mohamed Saeed AlMulla to serve as an independent director on the Board.

On July 9, 2026, the Board appointed Erez Simha as Chairman of the Board.

On July 22, 2026, the Company appointed Howard Steinberg as the Company’s Chief Legal Officer, and Keren Maimon as the Company’s Managing Director, reporting to the Company’s Chief Executive Officer.

On July 24, 2026, the Company filed Amendment No. 1 to its Form F-3 resale registration statement (Registration No. 333-297091), further amended on August 21, 2026 and declared effective by the SEC on August 26, 2026, registering up to 6,776,069 Class B Ordinary Shares issuable on exercise of warrants held by PIPE investors, Strategic Advisors and legacy holders, at exercise prices ranging from $0.50 to $135.00. The Company receives no proceeds from resales, but full cash exercise of these warrants would yield gross proceeds of up to approximately $461.6 million. Following effectiveness, the selling securityholders may resell the registered shares under the related prospectus. Refer to Note 15, Commitments and Contingencies for more details and the disclosure of the liquidated damages under the related registration statement. The Company intends to execute a consent agreement with such investors to waive the payment of these liquidated damages.

Subsequent to June 30, 2026, the Company entered into the following transactions with related parties, as defined in IAS 24, Related Party Disclosures:

1.	On July 22, 2026, the Company appointed Keren Maimon, a director and a Strategic Advisor to the Company, as the Company’s officer with a title of a Managing Director.

2.	On August 10, 2026, the Company entered into a consulting agreement with Guy Hirsch, a Strategic Advisor to the Company, to provide strategic consulting and advisory services for the initial term of 3 months, extendable for one additional three-month period.

3.	On August 17, 2026, the Company acquired 99 ordinary shares of a private company registered in Cayman Islands that was wholly owned and controlled by Guy Hirsch, a Strategic Advisor to the Company, for cash consideration of $50, representing 99% of the private company’s 100 issued and outstanding ordinary shares.

Subsequently to June 30, 2026, the Company entered into two new validators agreements to stake its SOL assets with the following counterparties:

1.	On July 30, 2026, the Company executed a contract with Kraken Institutional (which is a party related to the Company). In August 2026 the Company allocated approximately 67% of the total custodial digital assets that were previously staked with the RockawayX validator to a validator operated by Kraken Institutional.

2.	On July 31, 2026, the Company executed a service agreement with Anagram Staking Services Ltd. for a new validator operated by Anagram. In August 2026 the Company allocated approximately 33% of the total custodial digital assets that were previously staked with the RockawayX validator) to the Anagram validator.

In August 2026, the Company acquired 2,001 SOL for USDC amounting to approximately $159 as an average cost of $79.38 per SOL.

On September 14, 2026, the Board of Directors approved the establishment of a new entity in the Dubai Multi Commodities Centre (“DMCC”) free zone in the United Arab Emirates. As of the date these financial statements were authorized for issue, the entity had not been incorporated.

On September 20, 2026, the Board of Directors of the Company, as sole stockholder of its wholly owned Delaware subsidiary, Solmate USA Inc. (“Solmate USA”), elected Erez Simha, Chairman of the Company’s Board, as a director of Solmate USA and appointed him Chairman of the Board of Solmate USA, effective immediately.

On September 24, 2026, the Company appointed Yaffa Cohen-Ifrah as the Head of Marketing and Investor Relations at the Company.

As of September 25, 2026, additional liquidated damages related to the Registration Rights Agreement discussed in Note 15 above, amounted to approximately $3.2 million, including accrued interest of approximately $292.